Long Term Debt - Secured Term Loan - Additional Information (Detail) - Secured Term Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Jul. 29, 2015
Debt Instrument [Line Items]
Issuance date of debt instrument	Jul. 29, 2015
Secured term loan facility		$ 35,000,000
Credit facility maturity period	5 years
Credit facility description	five years after drawdown, with early repayment, inter alia, if the 2019 Notes were not refinanced by November 30, 2018, or if the secured vessel ceased to be employed on a charter for a period in excess of 90 days.
Credit facility margin	2.75%
Termination date of debt	Oct. 26, 2017